Strive Enhanced Income Short Maturity ETF
Schedule of Investments
June 30, 2025

ASSET-BACKED SECURITIES - 28.4%(a)	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (b)	$ 535,603	$541,826
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (b)	32,752	32,798
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (b)	1,000,000	1,015,809
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (b)	129,086	130,241
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (b)	234,431	235,951
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (b)	681,926	683,277
ACHV ABS TRUST, Series 2024-2PL, Class C, 5.72%, 10/27/2031 (b)	2,194,175	2,201,638
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (b)	300,000	301,356
Series 2025-1A, Class B, 5.13%, 02/15/2033 (b)	1,000,000	1,007,051
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (b)	1,182,034	1,196,724
Series 2023-1, Class D, 6.35%, 04/12/2029 (b)	1,790,000	1,810,636
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	3,700,000	3,778,460
Series 2023-4, Class C, 6.99%, 09/12/2030 (b)	1,350,000	1,367,158
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (b)	500,000	495,554
Series 2020-2A, Class C, 4.25%, 02/20/2027 (b)	400,000	397,646
Series 2021-1A, Class A, 1.38%, 08/20/2027 (b)	1,207,000	1,172,646
Series 2021-1A, Class C, 2.13%, 08/20/2027 (b)	460,000	446,213
Series 2022-5A, Class B, 7.09%, 04/20/2027 (b)	1,000,000	1,011,817
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (b)	385,991	387,735
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (b)	500,000	505,478
COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (b)(c)	491,994	495,302
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (b)	605,000	631,066
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (b)	2,000,000	2,003,187
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	812,482
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,021,559
FIGRE Trust 2023-HE1
Series 2024-HE6, Class A, 5.72%, 12/25/2054 (b)(d)	892,949	907,264
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (b)(d)	2,434,389	2,484,347
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (b)(d)	803,723	818,253
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (b)	78,000	74,922
Series 2021-4, Class D, 2.26%, 12/15/2027 (b)	116,000	109,509
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (b)	30,344	30,216
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (b)	265,643	267,206
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (b)	628,328	632,685
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (b)	1,000,000	1,016,386
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (b)	2,000,000	2,028,483
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.81% (30 day avg SOFR US + 1.50%), 01/25/2055 (b)	1,238,770	1,242,879
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	500,000	479,719
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (b)	489,960	490,618
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (b)	250,000	252,657
Series 2023-1, Class D, 8.00%, 03/15/2030 (b)	1,516,000	1,543,843
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (b)	4,306	4,301
Series 2022-3A, Class C, 6.89%, 11/15/2032 (b)	772,630	775,339
Series 2023-1A, Class C, 7.20%, 04/15/2033 (b)	2,862,000	2,884,502
Series 2023-3A, Class C, 7.06%, 09/15/2033 (b)	600,000	605,656
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (b)	1,000,000	1,030,997
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (b)	1,400,000	1,400,682
Series 2024-2, Class A, 5.86%, 02/09/2032 (b)	169,415	169,630
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (b)	57,453	56,571
Series 2022-5, Class A, 8.10%, 06/17/2030 (b)	10,277	10,312
Series 2023-3, Class B, 9.57%, 12/16/2030 (b)	813,526	818,191
Series 2023-5, Class C, 9.10%, 04/15/2031 (b)	380,540	382,143
Series 2023-7, Class ABC, 8.58%, 07/15/2031 (b)(d)	288,084	289,779
Series 2023-7, Class C, 8.80%, 07/15/2031 (b)	499,814	504,978
Series 2023-8, Class A, 7.30%, 06/16/2031 (b)	127	129
Series 2023-8, Class B, 7.96%, 06/16/2031 (b)	1,888,237	1,927,454
Series 2023-8, Class C, 9.54%, 06/16/2031 (b)	1,716,306	1,761,579
Series 2024-1, Class B, 7.11%, 07/15/2031 (b)	564,443	569,203
Series 2024-1, Class C, 8.34%, 07/15/2031 (b)	448,537	454,730
Series 2024-10, Class C, 5.99%, 06/15/2032 (b)	999,915	1,002,162
Series 2024-11, Class B, 5.64%, 07/15/2032 (b)	1,999,770	2,006,533
Series 2024-2, Class B, 6.61%, 08/15/2031 (b)	540,195	545,204
Series 2024-3, Class A, 6.26%, 10/15/2031 (b)	196,898	198,252
Series 2024-3, Class B, 6.57%, 10/15/2031 (b)	846,752	853,664
Series 2024-5, Class B, 6.60%, 10/15/2031 (b)	684,269	691,746
Series 2024-8, Class C, 6.03%, 01/15/2032 (b)	374,542	375,960
Series 2024-8, Class D, 6.53%, 01/15/2032 (b)	596,264	599,182
Series 2024-9, Class D, 6.17%, 03/15/2032 (b)	400,237	400,369
Series 2025-1, Class B, 5.63%, 07/15/2032 (b)	999,915	1,005,716
Series 2025-1, Class C, 5.87%, 07/15/2032 (b)	499,957	502,850
Series 2025-3, Class A2, 5.37%, 12/15/2032 (b)	500,000	500,885
Series 2025-3, Class B, 6.06%, 12/15/2032 (b)	500,000	510,252
Series 2025-4, Class A2, 5.37%, 01/17/2033 (b)	1,500,000	1,509,238
Series 2025-4, Class B, 5.69%, 01/17/2033 (b)	1,000,000	1,008,612
Series 2025-4, Class C, 6.15%, 01/17/2033 (b)	1,000,000	1,009,961
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (b)	1,000,000	1,003,261
Series 2025-R1, Class B, 5.71%, 06/15/2032 (b)	1,000,000	1,007,885
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (b)	1,200,000	1,207,885
Series 2025-1, Class C, 6.30%, 01/20/2034 (b)	750,000	756,449
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (b)	2,000,000	2,010,669
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (b)	120,133	120,331
Series 2023-1A, Class C, 8.29%, 07/16/2029 (b)	600,000	606,577
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (b)(c)	872,601	886,915
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (b)(c)	811,508	797,022
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (b)	400,000	402,913
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (b)	59,403	59,153
Series 2022-2A, Class C, 8.40%, 05/15/2030 (b)	55,359	55,431
Series 2024-1A, Class B, 6.29%, 02/18/2031 (b)	500,000	505,634
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (b)	93,835	94,185
Series 2023-4A, Class A, 7.54%, 03/25/2032 (b)	106,881	107,675
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (b)	2,000,000	2,010,989
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (b)	250,000	250,489
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (b)(d)	367,151	379,572
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (b)	1,312,000	1,323,354
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (b)	852,445	852,915
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	1,500,000	1,519,641
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (b)	2,000,000	2,005,359
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/2032 (b)(e)	1,000,000	1,000,000
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (b)	111,959	111,213
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (b)	126,831	126,190
Series 2024-1, Class A, 5.33%, 11/20/2034 (b)	897,915	899,578
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (b)	252,950	254,569
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/2028 (b)	39,286	39,338
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 05/25/2070 (b)(c)	1,633,064	1,647,149
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (b)(c)	419,096	419,817
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (b)(c)	1,841,078	1,859,766
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (b)(c)	2,889,286	2,927,468
TOTAL ASSET-BACKED SECURITIES (Cost $89,321,275)		89,678,751

CORPORATE BONDS - 26.4%	Par	Value
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint LLC, 7.63%, 03/01/2026	1,260,000	1,272,191

Consumer Discretionary - 4.5%
Apparel, Accessories & Luxury Goods - 0.2%
PVH Corp., 4.63%, 07/10/2025	750,000	749,877

Automotive - 1.0%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,650,000	1,547,784
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,650,000	1,552,759
		3,100,543

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	1,600,000	1,548,457

Automotive Retail - 0.2%
AutoNation, Inc., 4.50%, 10/01/2025	750,000	749,698

Financial Services - 0.2%
Block Financial LLC, 5.25%, 10/01/2025	600,000	600,201

Homebuilding - 0.9%
Meritage Homes Corp., 5.13%, 06/06/2027	1,200,000	1,214,561
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,600,000	1,605,960
		2,820,521

Hotels, Resorts & Cruise Lines - 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (b)	1,600,000	1,592,951

Leisure Products - 0.5%
Mattel, Inc., 3.38%, 04/01/2026 (b)	1,500,000	1,481,602

Passenger Airlines - 0.5%
United Airlines, Inc., 4.38%, 04/15/2026 (b)	1,550,000	1,540,722
Total Consumer Discretionary		14,184,572

Consumer Staples - 0.7%
Food & Beverage - 0.4%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	1,100,000	1,124,981

Packaged Foods & Meats - 0.3%
Conagra Brands, Inc., 1.38%, 11/01/2027	1,150,000	1,073,482
Total Consumer Staples		2,198,463

Energy - 3.0%
Integrated Oil & Gas - 0.5%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,700,000	1,667,956

Oil & Gas Exploration & Production - 1.5%
Continental Resources, Inc., 2.27%, 11/15/2026 (b)	1,700,000	1,643,384
EQT Corp.
3.13%, 05/15/2026 (b)	879,000	865,635
3.90%, 10/01/2027	821,000	810,362
Ovintiv, Inc., 5.38%, 01/01/2026	1,400,000	1,401,340
		4,720,721

Oil & Gas Storage & Transportation - 0.8%
ONEOK, Inc.
5.00%, 03/01/2026	1,200,000	1,201,066
4.85%, 07/15/2026	200,000	200,414
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,149,903
		2,551,383

Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	560,000	560,376
Total Energy		9,500,436

Financials - 7.4%
Asset Management & Custody Banks - 0.5%
Ares Capital Corp.
3.25%, 07/15/2025	750,000	749,549
7.00%, 01/15/2027	950,000	980,529
		1,730,078

Automotive Retail - 0.2%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.75%, 05/24/2026 (b)	625,000	630,375

Brokerage & Investment Management - 0.3%
LPL Holdings, Inc., 5.70%, 05/20/2027	850,000	866,423

Commercial & Residential Mortgage Finance - 0.5%
Radian Group, Inc., 4.88%, 03/15/2027	1,550,000	1,551,991

Consumer Finance - 0.4%
Capital One Financial Corp., 4.20%, 10/29/2025	1,100,000	1,098,517
Synchrony Bank, 5.63%, 08/23/2027	250,000	255,019
		1,353,536

Diversified Banks - 3.5%
Bank of America Corp., 4.45%, 03/03/2026	1,300,000	1,298,787
Barclays PLC, 5.20%, 05/12/2026	1,600,000	1,607,562
Capital One NA, 3.45%, 07/27/2026	1,200,000	1,186,990
Citigroup, Inc., 4.60%, 03/09/2026	1,650,000	1,650,000
Comerica, Inc., 3.80%, 07/22/2026	1,600,000	1,585,981
Fifth Third Bank, Inc., 3.85%, 03/15/2026	1,550,000	1,540,462
Lloyds Banking Group PLC
4.58%, 12/10/2025	700,000	699,434
4.65%, 03/24/2026	850,000	849,359
Truist Bank, 3.63%, 09/16/2025	750,000	748,007
		11,166,582

Diversified Financial Services - 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (b)	370,000	369,522

Finance Companies - 0.8%
Athene Global Funding, 5.62%, 05/08/2026 (b)	700,000	706,404
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (b)	550,000	523,050
6.38%, 05/04/2028 (b)	1,100,000	1,147,556
		2,377,010

Insurance - 0.1%
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (b)	250,000	250,000

Private Equity - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (b)	322,000	315,377

Specialized REITs - 0.8%
Host Hotels & Resorts LP, 4.50%, 02/01/2026	1,050,000	1,047,786
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (b)	1,455,000	1,451,368
3.75%, 02/15/2027 (b)	150,000	147,756
		2,646,910

Transaction & Payment Processing Services - 0.1%
Global Payments, Inc., 4.80%, 04/01/2026	200,000	199,931
Total Financials		23,457,735

Health Care - 0.7%
Health Care Providers & Services - 0.4%
HCA, Inc., 5.20%, 06/01/2028	1,150,000	1,175,167

Pharmaceuticals - 0.3%
Royalty Pharma PLC, 1.20%, 09/02/2025	900,000	894,089
Total Health Care		2,069,256

Industrials - 3.1%
Aerospace & Defense - 1.1%
Boeing Co., 2.75%, 02/01/2026	592,000	585,344
Hexcel Corp., 4.20%, 02/15/2027 (c)	570,000	564,807
Rolls-Royce PLC, 3.63%, 10/14/2025 (b)	1,250,000	1,248,329
Textron, Inc., 4.00%, 03/15/2026	1,200,000	1,195,724
		3,594,204

Commercial Services - 0.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (b)	1,600,000	1,548,332

Passenger Airlines - 0.5%
Delta Air Lines, Inc., 7.38%, 01/15/2026	1,500,000	1,522,026

Trading Companies & Distributors - 1.0%
Aircastle Ltd.
5.25%, 08/11/2025 (b)	750,000	749,965
2.85%, 01/26/2028 (b)	1,650,000	1,571,564
GATX Corp.
3.25%, 09/15/2026	450,000	443,522
3.50%, 03/15/2028	280,000	273,679
		3,038,730
Total Industrials		9,703,292

Information Technology - 2.1%
Communications Equipment - 0.3%
Juniper Networks, Inc., 1.20%, 12/10/2025	900,000	885,888

Electronic Manufacturing Services - 0.1%
Flex Ltd., 3.75%, 02/01/2026	300,000	298,077

Technology Distributors - 1.2%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,200,000	1,177,317
Avnet, Inc., 4.63%, 04/15/2026	1,200,000	1,198,520
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	868,213
4.25%, 04/01/2028	662,000	656,888
		3,900,938

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	1,500,000	1,470,659
Total Information Technology		6,555,562

Materials - 2.6%
Commodity Chemicals - 0.4%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,183,654

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp., 3.20%, 10/01/2026	1,600,000	1,570,376

Metal, Glass & Plastic Containers - 0.9%
Berry Global, Inc., 1.57%, 01/15/2026	1,200,000	1,178,700
Silgan Holdings, Inc., 1.40%, 04/01/2026 (b)	1,650,000	1,605,784
		2,784,484

Packaging & Containers - 0.3%
Brambles USA, Inc., 4.13%, 10/23/2025 (b)	900,000	899,563
Graphic Packaging International LLC, 1.51%, 04/15/2026 (b)	108,000	105,198
		1,004,761

Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp., 1.57%, 10/15/2026 (b)	1,650,000	1,579,624

Specialty Chemicals - 0.0%(f)
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (b)	235,000	232,735
Total Materials		8,355,634

Utilities - 1.9%
Electric Utilities - 0.9%
Edison International, 4.70%, 08/15/2025	600,000	599,088
NRG Energy, Inc., 2.00%, 12/02/2025 (b)	999,000	984,570
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,400,000	1,386,788
		2,970,446

Gas Utilities - 0.5%
National Fuel Gas Co., 5.50%, 10/01/2026	1,550,000	1,566,717

Utilities - 0.5%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (b)	400,000	402,205
3.70%, 01/30/2027 (b)	1,150,000	1,135,288
		1,537,493
Total Utilities		6,074,656
TOTAL CORPORATE BONDS (Cost $83,027,228)		83,371,797

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9%	Par	Value
Cross Mortgage Trust, Series 2025-H4, Class A3, 5.88%, 06/25/2070 (b)(c)	491,634	496,612
Federal Home Loan Mortgage Corp.
Series K049, Class A2, 3.01%, 07/25/2025	50,290	50,201
Series K050, Class A2, 3.33%, 08/25/2025 (d)	410,284	409,562
Series K053, Class A2, 3.00%, 12/25/2025	2,300,961	2,284,778
Series K054, Class A2, 2.75%, 01/25/2026	718,227	711,421
Series K055, Class A2, 2.67%, 03/25/2026	2,141,560	2,114,936
Series K056, Class A2, 2.53%, 05/25/2026	2,423,758	2,387,920
Series K058, Class A2, 2.65%, 08/25/2026	2,777,000	2,725,770
Series K059, Class A2, 3.12%, 09/25/2026 (d)	2,000,000	1,974,054
Series K060, Class A2, 3.30%, 10/25/2026	1,150,000	1,136,199
Series K061, Class A2, 3.35%, 11/25/2026 (d)	837,698	827,351
Series K062, Class A2, 3.41%, 12/25/2026	2,500,000	2,469,473
Series K734, Class A2, 3.21%, 02/25/2026	2,159,752	2,145,225
Series K735, Class A2, 2.86%, 05/25/2026	1,912,177	1,888,313
Series K-F100, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 01/25/2028	314,851	312,735
Series K-F101, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 01/25/2031	396,564	390,314
Series K-F104, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2031	581,479	578,551
Series K-F107, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 03/25/2028	1,090,634	1,087,877
Series K-F112, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 04/25/2031	429,790	421,756
Series K-F113, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 05/25/2028	291,014	289,093
Series K-F114, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 05/25/2031	1,121,050	1,104,926
Series K-F115, Class AS, 4.52% (30 day avg SOFR US + 0.21%), 06/25/2031	1,839,014	1,811,942
Series K-F117, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 06/25/2031	400,420	395,365
Series K-F118, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 07/25/2028	243,453	241,476
Series K-F121, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 08/25/2028	777,213	770,221
Series KF125, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 10/25/2028	1,197,645	1,187,853
Series KF129, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2029	384,001	381,058
Series KF133, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 02/25/2029	1,371,583	1,366,076
Series KF160, Class AS, 5.01% (30 day avg SOFR US + 0.70%), 10/25/2030	590,410	594,258
Series KF48, Class A, 4.72% (30 day avg SOFR US + 0.40%), 06/25/2028	1,089,069	1,086,706
Series KF57, Class A, 4.97% (30 day avg SOFR US + 0.65%), 12/25/2028	543,801	546,599
Series KF59, Class A, 4.97% (30 day avg SOFR US + 0.65%), 02/25/2029	999,569	1,002,738
Series KF61, Class A, 4.96% (30 day avg SOFR US + 0.64%), 03/25/2029	435,869	437,245
Series KF75, Class AL, 4.94% (30 day avg SOFR US + 0.62%), 12/25/2029	366,907	368,285
Series KF75, Class AS, 4.86% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	397,372	398,186
Series KF79, Class AL, 4.90% (30 day avg SOFR US + 0.58%), 05/25/2030	808,230	807,021
Series KF86, Class AS, 4.63% (30 day avg SOFR US + 0.32%), 08/25/2027	510,832	509,437
Series KF87, Class AL, 4.78% (30 day avg SOFR US + 0.46%), 08/25/2030	141,722	141,300
Series KF87, Class AS, 4.66% (30 day avg SOFR US + 0.35%), 08/25/2030	566,888	562,279
Series KF88, Class AL, 4.76% (30 day avg SOFR US + 0.44%), 09/25/2030	3,814,421	3,804,325
Series KF90, Class AS, 4.69% (30 day avg SOFR US + 0.38%), 09/25/2030	340,826	337,206
Series KF91, Class AS, 4.69% (30 day avg SOFR US + 0.38%), 10/25/2030	311,798	310,050
Series KF93, Class AS, 4.62% (30 day avg SOFR US + 0.31%), 10/25/2027	1,058,083	1,054,413
Series KF94, Class AL, 4.73% (30 day avg SOFR US + 0.41%), 11/25/2030	1,011,858	1,007,646
Series KF94, Class AS, 4.65% (30 day avg SOFR US + 0.34%), 11/25/2030	337,286	334,279
Series KF95, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 11/25/2030	806,896	798,068
Series KF96, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 12/25/2030	946,916	941,174
Series KF97, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 12/25/2030	197,842	195,470
Series KF99, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 12/25/2030	512,844	505,430
Series KJ21, Class A2, 3.70%, 09/25/2026	1,492,940	1,483,935
Series KLU2, Class A7, 2.23%, 09/25/2025 (d)	1,185,362	1,178,810
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (d)	1,071,781	1,048,872
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027 (d)	506,250	496,296
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (d)	962,674	940,417
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.16% (30 day avg SOFR US + 0.85%), 11/25/2041 (b)	178,794	178,957
Series 2022-HQA2, Class M1B, 8.31% (30 day avg SOFR US + 4.00%), 07/25/2042 (b)	1,550,000	1,637,070
Series 2024-DNA1, Class M1, 5.66% (30 day avg SOFR US + 1.35%), 02/25/2044 (b)	998,078	1,001,902
Series 2024-HQA2, Class M1, 5.51% (30 day avg SOFR US + 1.20%), 08/25/2044 (b)	1,522,856	1,529,160
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (b)(d)	286,464	293,563
Home RE Ltd., Series 2023-1, Class M1A, 6.46% (30 day avg SOFR US + 2.15%), 10/25/2033 (b)	19,277	19,309
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (b)(c)	716,689	727,799
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (b)(c)	967,021	970,906
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (b)(d)	224,103	227,166
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,478,516)		59,437,335

COLLATERALIZED LOAN OBLIGATIONS - 15.5%	Par	Value
AMMC CDO, Series 2017-21A, Class B, 6.21% (3 mo. Term SOFR + 1.94%), 11/02/2030 (b)	118,634	118,687
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (b)	1,000,000	999,502
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.60% (3 mo. Term SOFR + 1.32%), 07/23/2032 (b)	999,455	1,000,392
Blackstone, Inc., Series 2018-1A, Class A2, 5.53% (3 mo. Term SOFR + 1.27%), 04/15/2031 (b)	106,667	106,736
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.59% (3 mo. Term SOFR + 1.33%), 07/15/2031 (b)	1,065,679	1,066,371
Carbone CLO LLC, Series 2017-1A, Class A1, 5.67% (3 mo. Term SOFR + 1.40%), 01/20/2031 (b)	858,331	856,804
CBAM Ltd., Series 2019-10A, Class A1R, 5.65% (3 mo. Term SOFR + 1.38%), 04/20/2032 (b)	1,487,037	1,486,728
Dryden Senior Loan Fund, Series 2019-80A, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 01/17/2033 (b)	1,639,012	1,636,679
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2033 (b)	2,000,000	2,004,382
Series 2025-35A, Class A1, 0.00% (3 mo. Term SOFR + 1.40%), 07/20/2033 (b)	2,100,000	2,100,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2031 (b)	1,325,632	1,326,146
LCM XIII LP, Series 14A, Class AR, 5.57% (3 mo. Term SOFR + 1.30%), 07/20/2031 (b)	230,256	230,272
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.85%), 04/28/2034 (b)	3,111,224	3,117,057
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.47% (3 mo. Term SOFR + 1.20%), 10/21/2030 (b)	1,103,460	1,104,465
Series 2021-52A, Class X, 5.43% (3 mo. Term SOFR + 1.16%), 01/22/2035 (b)	315,789	315,782
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.56% (3 mo. Term SOFR + 1.30%), 10/15/2036 (b)	875,000	874,977
Milos Clo, Series 2017-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.33%), 10/20/2030 (b)	1,083,657	1,084,983
Mountain View Funding CLO, Series 2017-2A, Class AR, 5.56% (3 mo. Term SOFR + 1.30%), 01/16/2031 (b)	83,983	83,985
Neuberger Berman CLO Ltd.
Series 2019-34A, Class A1R, 5.51% (3 mo. Term SOFR + 1.24%), 01/20/2035 (b)	1,083,312	1,081,840
Series 2020-36A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.30%), 04/20/2033 (b)	1,235,013	1,233,367
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.62% (3 mo. Term SOFR + 1.34%), 04/26/2031 (b)	71,822	71,839
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.58% (3 mo. Term SOFR + 1.30%), 04/24/2037 (b)	1,052,632	1,055,888
OZLM Ltd., Series 2019-24A, Class A1AR, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2032 (b)	1,837,169	1,837,568
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1AR, 5.36% (3 mo. Term SOFR + 1.10%), 04/15/2031 (b)	676,003	674,297
Parliament Funding, Series 2020-1A, Class BR, 6.18% (3 mo. Term SOFR + 1.91%), 10/20/2031 (b)	1,632,710	1,633,508
ROMARK CLO LLC, Series 2021-5A, Class X, 5.52% (3 mo. Term SOFR + 1.26%), 01/15/2035 (b)	736,842	736,833
Sound Point CLO Ltd.
Series 2013-3RA, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 04/18/2031 (b)	4,277,159	4,282,189
Series 2015-2A, Class ARRR, 5.74% (3 mo. Term SOFR + 1.47%), 07/20/2032 (b)	2,945,711	2,948,966
Series 2018-1A, Class A, 5.52% (3 mo. Term SOFR + 1.26%), 04/15/2031 (b)	948,814	949,231
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.03% (3 mo. Term SOFR + 1.76%), 04/21/2031 (b)	1,004,394	1,004,765
Symphony CLO Ltd.
Series 2014-15A, Class AR3, 5.62% (3 mo. Term SOFR + 1.34%), 01/17/2032 (b)	1,726,139	1,728,207
Series 2021-26A, Class AR, 5.61% (3 mo. Term SOFR + 1.34%), 04/20/2033 (b)	1,650,811	1,649,371
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.28%), 10/13/2032 (b)	857,973	858,979
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.40%), 10/17/2031 (b)	762,658	762,840
TIAA CLO Ltd.
Series 2016-1A, Class ARR, 5.52% (3 mo. Term SOFR + 1.25%), 07/20/2031 (b)	953,764	954,339
Series 2017-2A, Class A, 5.67% (3 mo. Term SOFR + 1.41%), 01/16/2031 (b)	634,291	634,648
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.47% (3 mo. Term SOFR + 1.20%), 01/20/2032 (b)	1,962,482	1,962,892
Venture CDO Ltd.
Series 2014-18X, Class CR, 6.62% (3 mo. Term SOFR + 2.36%), 10/15/2029	897,663	899,154
Series 2018-32A, Class A1, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2031 (b)	493,472	493,955
Voya CLO Ltd., Series 2019-3A, Class AR, 5.62% (3 mo. Term SOFR + 1.34%), 10/17/2032 (b)	1,956,094	1,954,993
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $48,943,530)		48,923,617

MORTGAGE-BACKED SECURITIES - 3.0%	Par	Value
Federal Home Loan Mortgage Corp.
Series KF130, Class AS, 4.60% (30 day avg SOFR US + 0.29%), 01/25/2029	590,341	588,780
Series KF135, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 05/25/2029	678,948	677,961
Series KF166, Class AS, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2032	2,000,000	2,002,500
Series KJ49, Class AFL, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2031	992,937	989,060
Federal National Mortgage Association
Pool AN0287, 2.95%, 11/01/2025	1,500,000	1,494,743
Pool AN3381, 2.52%, 10/01/2026	912,503	891,088
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,685,892
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,307,194)		9,330,024

SHORT-TERM INVESTMENTS - 11.1%		Value
Money Market Funds - 8.3%	Shares
First American Government Obligations Fund - Class X, 4.25% (g)	26,068,335	26,068,335

U.S. Treasury Bills - 2.8%	Par
4.24%, 08/07/2025 (h)	2,500,000	2,489,206
4.36%, 09/04/2025 (h)	3,000,000	2,976,986
4.11%, 10/02/2025 (h)	3,500,000	3,461,838
		8,928,030
TOTAL SHORT-TERM INVESTMENTS (Cost $34,998,360)		34,996,365

TOTAL INVESTMENTS - 103.3% (Cost $325,076,103)		325,737,889
Liabilities in Excess of Other Assets - (3.3)%		(10,552,522)
TOTAL NET ASSETS - 100.0%		$315,185,367
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $167,680,476 or 53.2% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,000,000 or 0.3% of net assets as of June 30, 2025.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(h)	The rate shown is the annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Strive Enhanced Income Short Maturity ETF
Schedule of Futures Contracts
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	13	09/30/2025	$2,704,305	$11,330
Net Unrealized Appreciation (Depreciation)				$11,330

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$–	$88,678,751	$1,000,000	$89,678,751
Corporate Bonds	–	83,371,797	–	83,371,797
Collateralized Mortgage Obligations	–	59,437,335	–	59,437,335
Collateralized Loan Obligations	–	48,923,617	–	48,923,617
Mortgage-Backed Securities	–	9,330,024	–	9,330,024
Money Market Funds	26,068,335	–	–	26,068,335
U.S. Treasury Bills	–	8,928,030	–	8,928,030
Total Investments	$26,068,335	$298,669,554	$1,000,000	$325,737,889

Other Financial Instruments:
Futures Contracts*	$11,330	$–	$–	$11,330
Total Other Financial Instruments	$11,330	$–	$–	$11,330

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of June 30, 2025
(% of Net Assets)
Asset-Backed Securities	$89,678,751	28.4%
Corporate Bonds	83,371,797	26.4
Collateralized Mortgage Obligations	59,437,335	18.9
Collateralized Loan Obligations	48,923,617	15.5
Mortgage-Backed Securities	9,330,024	3.0
Money Market Funds	26,068,335	8.3
U.S. Treasury Bills	8,928,030	2.8
Liabilities in Excess of Other Assets	(10,552,522)	(3.3)
	$315,185,367	100.0%

  The accompanying notes are an integral part of these financial statements.